PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Aerospace & Defense 1.5%
HEICO Corp.	306	$52,311
Lockheed Martin Corp.	453	209,857
		262,168
Automobiles 0.7%
Tesla, Inc.*	755	130,781
Electric Utilities 1.9%
NextEra Energy, Inc.	4,407	328,894
Electronic Equipment, Instruments & Components 2.3%
Keysight Technologies, Inc.*	2,227	399,412
Entertainment 0.6%
Netflix, Inc.*	277	98,019
Equity Real Estate Investment Trusts (REITs) 10.3%
American Tower Corp.	4,133	923,271
SBA Communications Corp.	2,964	881,879
		1,805,150
Health Care Equipment & Supplies 4.4%
Dexcom, Inc.*	2,987	319,878
Intuitive Surgical, Inc.*	1,814	445,682
		765,560
Hotels, Restaurants & Leisure 0.7%
Airbnb, Inc. (Class A Stock)*	1,101	122,332
Internet & Direct Marketing Retail 2.6%
MercadoLibre, Inc. (Brazil)*	382	451,406
IT Services 10.4%
Adyen NV (Netherlands), 144A*	235	355,298
Block, Inc.*	1,502	122,744
Mastercard, Inc. (Class A Stock)	992	367,635
MongoDB, Inc.*	1,321	282,971
Snowflake, Inc. (Class A Stock)*	4,352	680,827
		1,809,475

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 4.0%
Agilent Technologies, Inc.	2,827	$429,930
Mettler-Toledo International, Inc.*	171	262,130
		692,060
Pharmaceuticals 1.7%
Novo Nordisk A/S (Denmark), ADR	2,213	307,120
Professional Services 0.6%
Leidos Holdings, Inc.	1,054	104,177
Semiconductors & Semiconductor Equipment 31.8%
Advanced Micro Devices, Inc.*	2,289	172,018
Ambarella, Inc.*	785	70,524
ASML Holding NV (Netherlands)	895	591,452
Broadcom, Inc.	3,083	1,803,586
Impinj, Inc.*	689	89,419
Lam Research Corp.	983	491,598
Micron Technology, Inc.	6,687	403,226
NVIDIA Corp.	9,838	1,922,050
		5,543,873
Software 18.4%
Adobe, Inc.*	973	360,341
Atlassian Corp. (Class A Stock)*	1,714	277,017
Datadog, Inc. (Class A Stock)*	971	72,641
HubSpot, Inc.*	810	281,078
Microsoft Corp.	6,505	1,612,004
Salesforce, Inc.*	1,865	313,264
Synopsys, Inc.*	686	242,672
Workday, Inc. (Class A Stock)*	294	53,340
		3,212,357
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	7,695	1,110,312

Total Long-Term Investments (cost $14,371,174)		17,143,096

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $295,518)	295,518	$295,518

TOTAL INVESTMENTS 100.0% (cost $14,666,692)		17,438,614
Other assets in excess of liabilities 0.0%		1,414

Net Assets 100.0%		$17,440,028

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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